Income Taxes - Schedule of Components of Income Tax Provision or Benefit (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax provision: Federal			$ 10
Current tax provision: State			1
Total current tax provision			11
Deferred tax provision: Federal			58
Deferred tax provision: State		$ 49	(7)
Total deferred tax provision		49	51
Total provision		$ 49	$ 62